Personnel expenses	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Disclosure of employee benefits [text block]
2.3 PERSONNEL EXPENSES
Set out below is a breakdown of personnel expenses:

(Million euro)	2025	2024	Var.25/24	2023	Var.24/23
Wages and salaries	1,540	1,468	72	1,350	118
Social security contributions	221	375	(154)	179	196
Pension plan contributions	19	18	1	15	3
Share-based payments	14	13	1	11	2
Other welfare expenses	53	(114)	166	43	(157)
TOTAL	1,847	1,760	87	1,599	162
The trend in the number of employees at December 31, 2025, 2024 and 2023, by professional category and gender is as follows.
At December 31, 2025:

	12.31.2025
CATEGORY	MEN	WOMEN	TOTAL	VAR 25/24
Executive directors	2	—	2	—%
Senior managers	11	3	14	(13)%
Executives	2,964	825	3,789	4%
Managers/Professionals/Supervisors	4,316	2,384	6,700	3%
Administrative/Support personnel	538	682	1,220	(16)%
Manual workers	10,394	490	10,884	(22)%
Total	18,225	4,384	22,609	(11)%
At December 31, 2024:

	12.31.2024
CATEGORY	MEN	WOMEN	TOTAL	VAR 24/23
Executive directors	2	—	2	—%
Senior managers	12	4	16	23%
Executives	2,900	757	3,657	4%
Managers/Professionals/Supervisors	4,236	2,270	6,506	4%
Administrative/Support personnel	680	772	1,452	1%
Manual workers	13,160	708	13,868	2%
Total	20,990	4,511	25,501	3%
At December 31, 2023:

	12.31.2023
CATEGORY	MEN	WOMEN	TOTAL
Executive directors	2	—	2
Senior managers	11	2	13
Executives	2,819	703	3,522
Managers/Professionals/Supervisors	4,145	2,132	6,277
Administrative/Support personnel	670	766	1,436
Manual workers	12,910	639	13,549
Total	20,558	4,241	24,799
The decrease in the workforce compared to last year is mainly due to the sale of the entire Ferrovial mining services business in Chile (Note 1.4.4).
At December 31, 2025, 2024 and 2023, there were 172, 175 and 121 employees, respectively, with a disability rating of 33% or more, accounting for 1%, 1.0% and 0.5% of the total workforce at the end of each period.
The average workforce by business line for the three periods is as follows:

	12.31.2025
BUSINESS	MEN	WOMEN	TOTAL	VAR 25/24
Construction	14,498	3,394	17,891	(2)%
Highways	480	187	667	(18)%
Airports	195	49	244	(2)%
Energy	1,502	228	1,730	4%
Other	707	364	1,071	(78)%
Total	17,382	4,221	21,603	(16)%

	12.31.2024
BUSINESS	MEN	WOMEN	TOTAL	VAR 24/23
Construction	14,944	3,355	18,299	(6)%
Highways	588	227	815	(11)%
Airports	201	46	248	5%
Energy	1,460	201	1,661	2296%
Other	4,140	694	4,834	7%
Total	21,333	4,523	25,857	3%

	12.31.2023
BUSINESS	MEN	WOMEN	TOTAL
Construction	16,067	3,345	19,412
Highways	678	233	911
Airports	195	42	237
Energy	48	21	69
Other	3,866	670	4,536
Total	20,855	4,311	25,166
6.2 EMPLOYEE BENEFIT PLANS
This heading reflects the deficit in defined contribution pension plans and other employee retirement benefit plans. At December 31, 2025, the provision recognized in the balance sheet amounted to EUR 4 million and solely relates to Budimex (EUR 4 million at December 31, 2024).